Reorganization Items - Schedule of Reorganization Items (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Reorganizations [Abstract]
Advisory and professional fees	$ (115)
Interest income on surplus cash invested	6
Total reorganization items	$ (109)